Guarantor and Non-Guarantor Financial Statements Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended					12 Months Ended							12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Parent	Dec. 31, 2010 Parent	Dec. 31, 2009 Parent	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Dec. 31, 2009 Guarantor Subsidiaries	May 23, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2010 Non-Guarantor Subsidiaries	Dec. 31, 2009 Non-Guarantor Subsidiaries	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments	Dec. 31, 2009 Consolidating Adjustments	Jun. 30, 2012 Senior Notes	May 23, 2012 Senior Notes
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount of notes																											$ 225.0
Interest rate																												8.25%
Owndership percentage of Guarantor Subsidiaries																				100.00%
Current assets:
Cash and cash equivalents	49.8				135.6				49.8		135.6	30.3		5.0	5.0	0	43.0	129.6	29.4		1.8	1.0	0.9	0	0	0
Trade, less allowance for doubtful receivables	98.9				83.0				98.9		83.0			0	0		96.0	80.3			2.9	2.7		0	0
Intercompany receivables	0				0				0		0			0	0		2.3	2.6			0.2	0.2		(2.5)	(2.8)
Other	1.2				5.2				1.2		5.2			0	0		0.8	3.8			0.4	1.4		0	0
Inventories	205.7				167.5				205.7		167.5			0	0		196.6	158.8			9.1	8.7		0	0
Prepaid expenses and other current assets	78.9				80.1				78.9		80.1			6.9	0		71.0	79.0			1.0	1.1		0	0
Total current assets	434.5				471.4				434.5		471.4			11.9	5.0		409.7	454.1			15.4	15.1		(2.5)	(2.8)
Investments in and advances to unconsolidated affiliates	0				0				0		0			1,036.9	1,016.5		5.8	4.1			0	0		(1,042.7)	(1,020.6)
Property, plant, and equipment - net	367.8				354.1				367.8		354.1			0	0		355.9	341.8			11.9	12.3		0	0
Long-term intercompany receivables	0				0				0		0			0	10.2		22.0	0			2.5	2.8		(24.5)	(13.0)
Net asset in respect of VEBA(s)	144.7				158.0				144.7		158.0			0	0		144.7	158.0			0	0		0	0
Deferred tax assets - net	226.9				245.3				226.9		245.3			0	0		218.9	236.5			(0.6)	(0.1)		8.6	8.9
Intangible assets - net	37.2				4.0				37.2		4.0			0	0		37.2	4.0			0	0		0	0
Goodwill	37.2				3.1				37.2		3.1			0	0		37.2	3.1			0	0		0	0
Other assets	72.3				83.0				72.3		83.0			50.2	60.4		19.2	19.6			2.9	3.0		0	0
Total	1,320.6				1,318.9				1,320.6		1,318.9			1,099.0	1,092.1		1,250.6	1,221.2			32.1	33.1		(1,061.1)	(1,027.5)
Current liabilities:
Accounts payable	62.2				50.8				62.2		50.8			0	0		57.1	43.9			5.1	6.9		0	0
Intercompany payable	0				0				0		0			0	0		0.2	0.2			2.3	2.6		(2.5)	(2.8)
Accrued salaries, wages, and related expenses	30.9				31.1				30.9		31.1			0	0		28.7	28.5			2.2	2.6		0	0
Other accrued liabilities	41.0				42.0				41.0		42.0			2.2	2.0		38.0	37.9			0.8	2.1		0	0
Payable to affiliate	14.4				17.1				14.4		17.1			0	0		14.4	17.1			0	0		0	0
Long-term debt-current portion	1.3				1.3				1.3		1.3			0	0		1.3	1.3			0	0		0	0
Total current liabilities	149.8				142.3				149.8		142.3			2.2	2.0		139.7	128.9			10.4	14.2		(2.5)	(2.8)
Net liability in respect of VEBA	20.6				0				20.6		0			0			20.6				0			0
Long-term intercompany payable	0				0				0		0			22.0	0		2.5	13.0			0	0		(24.5)	(13.0)
Long-term liabilities	126.0				134.7				126.0		134.7			54.0	60.0		53.5	58.1			18.5	16.6		0	0
Cash convertible senior notes	148.0				141.4				148.0		141.4			148.0	141.4			0			0	0		0	0
Other long-term debt	3.4				11.8				3.4		11.8			0	0		3.4	11.8			0	0		0	0
Total liabilities	447.8				430.2				447.8		430.2			226.2	203.4		219.7	211.8			28.9	30.8		(27.0)	(15.8)
Total stockholders' equity	872.8				888.7				872.8		888.7	870.3	788.1	872.8	888.7		1,030.9	1,009.4			3.2	2.3		(1,034.1)	(1,011.7)
Total	1,320.6				1,318.9				1,320.6		1,318.9			1,099.0	1,092.1		1,250.6	1,221.2			32.1	33.1		(1,061.1)	(1,027.5)
CONDENSED STATEMENT OF CONSOLIDATED COMPREHENSIVE INCOME
Net sales	317.6	322.3	338.8	322.6	265.8	263.4	282.4	267.5	1,301.3	[1]	1,079.1	987.0		0	0	0	1,264.5	1,046.9	968.9		133.6	120.1	88.5	(96.8)	(87.9)	(70.4)
Costs and expenses:
Cost of products sold, excluding depreciation, amortization, and other items	280.3	297.7	300.0	280.9	229.6	229.3	255.9	232.0	1,158.9		946.8	766.4		0	0	0	1,128.6	920.4	753.4		125.4	113.0	81.7	(95.1)	(86.6)	(68.7)
Lower of cost or market inventory write-down									0		0	9.3				0			9.3				0			0
Impairment of investment in Anglesey									0		0	1.8				0			1.8				0			0
Restructuring costs and other (benefits) charges									(0.3)		(0.3)	5.4		0	0	0	(0.3)	(0.3)	5.4		0	0	0	0	0	0
Depreciation and amortization									25.2		19.8	16.4		0	0	0	24.3	19.0	15.7		0.9	0.8	0.7	0	0	0
Selling, administrative, research and development, and general									62.7		67.7	69.9		1.8	1.7	1.4	56.3	59.9	64.1		6.2	7.4	5.6	(1.6)	(1.3)	(1.2)
Other operating (benefits) charges, net									(0.2)		4.0	(0.9)		0	0	0	0.1	4.0	0.1		(0.3)	0	(1.0)	0	0	0
Total costs and expenses									1,246.3		1,038.0	868.3		1.8	1.7	1.4	1,209.0	1,003.0	849.8		132.2	121.2	87.0	(96.7)	(87.9)	(69.9)
Operating income	15.6	4.9	14.7	19.8	11.6	12.3	3.2	14.0	55.0		41.1	118.7		(1.8)	(1.7)	(1.4)	55.5	43.9	119.1		1.4	(1.1)	1.5	(0.1)	0	(0.5)
Other (expense) income:
Interest expense									(18.0)		(11.8)	0		(16.2)	(11.3)		(1.8)	(0.5)			0	0		0	0
Other income (expense), net									4.3		(4.2)	(0.1)		4.0	(4.8)	0.1	0.4	0.5	(0.2)		(0.1)	0.1	0	0	0	0
Income before income taxes									41.3		25.1	118.6		(14.0)	(17.8)	(1.3)	54.1	43.9	118.9		1.3	(1.0)	1.5	(0.1)	0	(0.5)
Income tax provision									(16.2)		(13.1)	(48.1)		0	0	0	(21.8)	(21.6)	(48.2)		(0.6)	0.7	(0.9)	6.2	7.8	1.0
Equity in earnings in subsidiaries									0		0	0		39.1	29.8	71.8	0.8	(0.3)	0		0	0	0	(39.9)	(29.5)	(71.8)
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5		25.1	12.0	70.5	33.1	22.0	70.7		0.7	(0.3)	0.6	(33.8)	(21.7)	(71.3)
Comprehensive (loss) income									(40.2)		30.5	92.6		(40.2)	30.5	92.6	(32.2)	41.4	94.5		0.7	(1.2)	(1.1)	31.5	(40.2)	(93.4)
Cash flows from operating activities:
Net cash provided by operating activities									62.8		66.3	127.7		22.0	(83.8)	19.6	39.4	148.5	106.4		1.4	1.6	1.7	0	0	0
Cash flows from investing activities:
Capital expenditures									(32.5)		(38.9)	(59.2)		0	0	0	(31.2)	(37.4)	(58.3)		(1.3)	(1.5)	(0.9)	0	0	0
Purchase of available for sale securities									(0.3)		(4.4)	0		0	0		(0.3)	(4.4)			0	0		0	0
Proceeds from disposal of property, plant, and equipment									0.7		4.8	0		0	0		0	4.8			0.7	0		0	0
Cash payment for acquisition of manufacturing facility and related assets (net of $4.9 of cash received in connection with the acquisition in 2011)									(83.2)		(9.0)	0		0	0		(83.2)	(9.0)			0	0		0	0
Change in restricted cash									(1.0)		1.1	18.5		0	0	0	(1.0)	1.1	18.5		0	0	0	0	0	0
Net cash used in investing activities									(116.3)		(46.4)	(40.7)		0	0	0	(115.7)	(44.9)	(39.8)		(0.6)	(1.5)	(0.9)	0	0	0
Cash flows from financing activities:
Proceeds from issuance of cash convertible senior notes									0		175.0	0			175.0			0				0			0
Cash paid for financing costs in connection with issuance of cash convertible senior notes									0		(5.9)	0			(5.9)			0				0			0
Purchase of call option in connection with issuance of cash convertible senior notes									0		(31.4)	0			(31.4)			0				0			0
Proceeds from issuance of warrants									0		14.3	0			14.3			0				0			0
Repayment of capital lease									(0.1)		0	0		0			(0.1)				0			0
Repayment of promissory notes									(8.3)		(0.7)	0		0	0		(8.3)	(0.7)			0	0		0	0
Borrowings under the revolving credit facility									0		0	111.6				0			111.6				0			0
Repayment of borrowings under the revolving credit facility									0		0	(147.6)				0			(147.6)				0			0
Cash paid for financing costs in connection with the revolving credit facility									(2.1)		(2.7)	(1.2)		0	0	0	(2.1)	(2.7)	(1.2)		0	0	0	0	0	0
Excess tax benefit (deficiency) upon vesting of non-vested shares and dividend payment on unvested shares expected to vest									0.2		0	(0.1)		0		0	0.2		(0.1)		0		0	0		0
Repurchase of common stock to cover employees' tax withholdings upon vesting of non-vested shares									(3.1)		0	0		(3.1)			0				0			0
Repurchase of common stock									0		(44.2)	0			(44.2)			0				0			0
Cash dividend paid to stockholders									(18.9)		(19.0)	(19.6)		(18.9)	(19.0)	(19.6)	0	0	0		0	0	0	0	0	0
Net cash (used in) provided by financing activities									(32.3)		85.4	(56.9)		(22.0)	88.8	(19.6)	(10.3)	(3.4)	(37.3)		0	0	0	0	0	0
Net (decrease) increase in cash and cash equivalents during the period									(85.8)		105.3	30.1		0	5.0	0	(86.6)	100.2	29.3		0.8	0.1	0.8	0	0	0
Cash and cash equivalents at beginning of period				135.6				30.3	135.6		30.3	0.2		5.0	0	0	129.6	29.4	0.1		1.0	0.9	0.1	0	0	0
Cash and cash equivalents at end of period	$ 49.8				$ 135.6				$ 49.8		$ 135.6	$ 30.3		$ 5.0	$ 5.0	$ 0	$ 43.0	$ 129.6	$ 29.4		$ 1.8	$ 1.0	$ 0.9	$ 0	$ 0	$ 0

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).